Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Noncancelable Operating Leases	Future minimum lease payments under noncancelable operating leases as of December 31, 2012 were as follows:

(In thousands)
2013	$2,009
2014	1,925
2015	2,025
2016	1,336
2017	—

$7,295